             THIS FILING LISTS CERTAIN SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 15, 1999
                PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
           AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 4, 2000.

      BERKSHIRE HAS CHOSEN NOT TO APPEAL THE DENIAL OF CONFIDENTIALITY AS
          TO THESE SECURITIES EVEN THOUGH BERKSHIRE BELIEVES THAT ITS
                    CONFIDENTIALITY REQUEST WAS APPROPRIATE.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  X  ]; Amendment Number:   1

    This Amendment (Check only one.):      [ ] is a restatement.
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Berkshire Hathaway Inc.
     ----------------------------
Address:  1440 Kiewit Plaza
        -------------------------
          Omaha, NE 68131
        -------------------------

        -------------------------

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
     --------------------------
Title:  Vice President
      -------------------------
Phone:  402-346-1400
      -------------------------

Signature, Place, and Date of Signing:

   /s/ Marc D. Hamburg                Omaha, NE           February 18, 2000
--------------------------------    ---------------       -------------------
[Signature]                         [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 5194                    General Re - New England Asset Management, Inc.
            ------                  -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    18
                                                  -----------

Form 13F Information Table Entry Total:               19
                                                  -----------

Form 13F Information Table Value Total:           $   728,580
                                                  -----------
                                                  (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.      FORM 13F FILE NUMBER      NAME

     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 1999



                                                                         Column 6
                                                                   Investment Discretion                            Column 8
                                                        Column 5  -----------------------                       Voting Authority
                Column 2    Column 3      Column 4     Shares or          (b)       (c)        Column 7     -----------------------
Column 1        Title of     CUSIP      Market Value   Principal  (a)    Shared-  Shared-       Other           (a)      (b)     (c)
Name of Issuer   Class       Number    (In Thousands)    Amount   Sole   Defined   Other       Managers         Sole    Shared  None
--------------  --------  -----------  --------------  ---------  ----  --------  -------  ---------------  ----------  ------  ----
Citigroup          Com    172967 10 1       9,421         214,103                     X    4, 1, 2, 6, 11,    214,103
                                                                                           14
                                           87,987       1,999,705                     X    4, 11, 14        1,999,705
                                           35,327         802,894                     X    4, 10, 14          802,894
                                           58,879       1,338,157                     X    4, 5, 14         1,338,157
                                            7,654         173,959                     X    4, 12, 14          173,959
                                            5,888         133,815                     X    4, 7, 14           133,815
Cox
 Communications
 Inc.              Com    224044 95 7      77,830       1,864,182                     X    4, 8, 9, 11,     1,864,182
                                                                                           14, 15
Dun & Bradstreet
 Corp.             Com    26483B 10 6      10,591         354,500                     X    4, 11, 14          354,500
Great Lakes
 Chemical Corp.    Com    390568 10 3     152,252       4,000,000                     X    4, 8, 9, 11,     4,000,000
                                                                                           14, 15
Jones Apparel
 Group Inc.        Com    480074 10 3     203,231       7,068,900                     X    4, 8, 9, 11,     7,068,900
                                                                                           14, 15
Microsoft Corp.   PFD A   594918 20 3      16,865         167,500                     X    4, 11, 14          167,500
Robert Half
 International
 Inc.              Com    770323 10 3      23,750       1,000,000                     X    4, 8, 9, 11,     1,000,000
                                                                                           14, 15
Torchmark Corp.    Com    891027 10 4      11,637         449,728                     X    4, 5, 14           449,728
                                            5,507         212,834                     X    4, 1, 11, 14       212,834
Waddell & Reed    Cl A    930059 10 0         568          25,589                     X    4, 5, 14            25,589
                                              269          12,110                     X    4, 1, 11, 14        12,110
Waddell & Reed    Cl B    930059 20 9       2,354         110,138                     X    4, 5, 14           110,138
                                            1,114          52,123                     X    4, 1, 11, 14        52,123
Zenith National
 Ins. Corp.        Com    989390 10 9      17,456         816,655                     X    4, 11, 14          816,655
                                        ---------
                     GRAN TOTAL         $ 728,580
                                        =========